Employee Benefit Plans, Defined Benefit Plans Measured Using Significant Unobservable Inputs Level 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	$ 102	$ 72
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(71)	(85)
Net transfers in (out) from Level 1	14	1
Realized gains (losses)	45	31
Unrealized gains (losses)	10	20
Currency translation	(7)	(15)
Other	5	1
Net transfers in (out) from Level 2	9
Defined Benefit Plan, Fair Value of Plan Assets	789	682	657
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(1)	0
Net transfers in (out) from Level 1	0	0
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Currency translation	0	0
Other	0	0
Net transfers in (out) from Level 2	0
Defined Benefit Plan, Fair Value of Plan Assets	3	4	4
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	69	41
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(6)	(34)
Net transfers in (out) from Level 1	2	0
Realized gains (losses)	0	5
Unrealized gains (losses)	18	22
Currency translation	(4)	(6)
Other	(2)	10
Net transfers in (out) from Level 2	0
Defined Benefit Plan, Fair Value of Plan Assets	352	275	237
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	30	30
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(61)	(38)
Net transfers in (out) from Level 1	0	0
Realized gains (losses)	46	28
Unrealized gains (losses)	(4)	0
Currency translation	0	0
Other	0	1
Net transfers in (out) from Level 2	0
Defined Benefit Plan, Fair Value of Plan Assets	318	307	286
Defined Benefits Assets, Guaranteed Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	3	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(3)	(13)
Net transfers in (out) from Level 1	12	1
Realized gains (losses)	(1)	(2)
Unrealized gains (losses)	(4)	(2)
Currency translation	(3)	(9)
Other	6	(9)
Net transfers in (out) from Level 2	9
Defined Benefit Plan, Fair Value of Plan Assets	116	97	130
Defined Benefits Plan Assets, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Purchases, Sales, and Settlements	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	0
Net transfers in (out) from Level 1	0	0
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Currency translation	0	0
Other	1	(1)
Net transfers in (out) from Level 2	0
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ (1)	$ 0